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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

_______________________________________________________________________________
1. Name and address of issuer:

   VEL Account of Allmerica Financial Life Insurance and Annuity Company
              (formerly named SMA Life Assurance Company)
                          440 Lincoln Street
                         Worcester, MA  01653
_______________________________________________________________________________
2. Name of each series or class of funds for which this notice is filed:

                    Units of Separate Account

_______________________________________________________________________________
3. Investment Company Act File Number: 811-5183

   Securities Act File Number: 33-90320
_______________________________________________________________________________
4. Last day of fiscal year for which this notice is filed:

                    December 31, 1995
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5. Check box if this notice is being filed for more that 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year, but before termination of the issuer's 24f-2 2(a) (1), if applicable.

                    Not Applicable

_______________________________________________________________________________
6. Date of termination of issuer's declaration under Rule 24f-2 (1), if applicable.

                    Not Applicable

_______________________________________________________________________________
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                         None

_______________________________________________________________________________
8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2;

                         None
_______________________________________________________________________________
9. Number and aggregate sale price of securities sold during the fiscal year:

                         $ 33,038,308

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_______________________________________________________________________________
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                         $ 33,038,308
_______________________________________________________________________________
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                         None
_______________________________________________________________________________
12. Calculation of registration fee:
    (i) Aggregate sale price of securities sold during the       $  33,038,308
        fiscal year in reliance on Rule 24f-2 (from item 10):    _____________

   (ii) Aggregate price of shares issued in connection with      + $   --
        dividend reinvestment plans (from Item 11,               _____________
        if applicable):
  (iii) Aggregate price of shares redeemed or repurchased        - $22,321,245
        during the fiscal year (if applicable):                  _____________

   (iv) Aggregate price of shares redeemed or repurchased        +  $  --
        and previously applied as a reduction to filing          _____________
        fees pursuant to Rule 24e-2 (if applicable):


    (v) Net aggregate price of securities sold and issued        = $10,717,063
        during the fiscal year in reliance on Rule 24f-2         _____________
        (Line (i), plus line (ii), less line (iii), plus line (iv) If applicable):

   (vi) Multiplier prescribed by Section 6 (b) of the            x 1/29 of 1%
        Securities Act of 1933 or other applicable law or        _____________
        regulation.

  (vii) Fee due {line (i) or line (v) multiplied by              = $     3,696
        line (vi)}                                               _____________

_______________________________________________________________________________
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                  /X/

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                           February 28, 1996
_______________________________________________________________________________
                               SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

   BY  (Signature and Title):     /s/ Sheila B. St. Hilaire
                                  --------------------------------
                                  Sheila B. St. Hilaire
                                  Counsel
   Date:  February 28, 1996
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